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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Gardner Lewis Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700 Boston, MA 02110
(Name and Address of Agent for Service)

With a copy to:
Patricia M. Plavko
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member Firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.	Schedule of Investments.

The Chesapeake Core Growth Fund
Schedule of Investments
January 31, 2016 (Unaudited)

Common Stocks - 88.0%	Shares	Value
Consumer Discretionary - 19.6%
Hotels, Restaurants & Leisure - 1.7%
Starbucks Corp.	7,340	$446,052

Internet & Catalog Retail - 4.2%
Amazon.com, Inc. *	1,832	1,075,384

Media - 9.0%
Liberty Broadband Corp. - Series A *	2,330	110,908
Liberty Broadband Corp. - Series C *	3,017	141,799
Liberty Global plc - Class A *	14,135	486,385
Liberty Media Corp. - Series A *	13,755	503,708
Liberty Media Corp. - Series C *	14,295	508,759
Walt Disney Co. (The)	6,078	582,394
		2,333,953
Specialty Retail - 4.7%
Restoration Hardware Holdings, Inc. *	6,796	418,769
TJX Cos., Inc. (The)	10,982	782,358
		1,201,127
Consumer Staples - 3.9%
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	4,655	703,463

Personal Products - 1.2%
Estée Lauder Cos., Inc. (The) - Class A	3,495	297,949

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
EOG Resources, Inc.	14,961	1,062,530
Pioneer Natural Resources Co.	1,915	237,365
		1,299,895
Financials - 14.1%
Banks - 7.6%
Bank of America Corp.	71,400	1,009,596
Citigroup, Inc.	22,194	945,020
		1,954,616
Capital Markets - 1.2%
Goldman Sachs Group, Inc. (The)	1,950	315,042

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 88.0% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Diversified Financial Services - 3.3%
MasterCard, Inc. - Class A	9,485	$844,450

Real Estate Investment Trusts (REITs) - 2.0%
Crown Castle International Corp.	6,100	525,820

Health Care - 10.1%
Biotechnology - 2.4%
Amgen, Inc.	1,615	246,659
Vertex Pharmaceuticals, Inc. *	3,960	359,370
		606,029
Health Care Providers & Services - 4.9%
Humana, Inc.	7,763	1,263,739

Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	1,410	186,205

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	8,870	551,359

Industrials - 4.8%
Aerospace & Defense - 1.8%
Boeing Co. (The)	3,930	472,111

Airlines - 0.7%
Delta Air Lines, Inc.	4,280	189,561

Industrial Conglomerates - 2.3%
General Electric Co.	20,156	586,540

Information Technology - 29.5%
Communications Equipment - 1.0%
Palo Alto Networks, Inc. *	1,792	267,886

Internet Software & Services - 11.5%
Alibaba Group Holdings Ltd. - ADR *	3,820	256,055
Alphabet, Inc. - Class C *	1,850	1,374,457
Facebook, Inc. - Class A *	11,820	1,326,322
		2,956,834
IT Services - 3.4%
PayPal Holdings, Inc. *	19,037	687,997

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 88.0% (Continued)	Shares	Value
Information Technology - 29.5% (Continued)
IT Services - 3.4% (Continued)
Visa, Inc. - Class A	2,542	$189,354
		877,351
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings plc - ADR	10,842	467,073

Software - 5.8%
Red Hat, Inc. *	2,310	161,816
salesforce.com, inc. *	15,655	1,065,479
Tableau Software, Inc. - Class A *	3,500	280,840
		1,508,135
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	15,935	1,551,113

Materials - 1.0%
Construction Materials - 1.0%
Vulcan Materials Co.	3,057	269,627

Total Common Stocks (Cost $18,015,715)		$22,751,314

Money Market Funds - 10.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.18% (a)	1,293,792	$1,293,792
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (a)	1,293,793	1,293,793
Total Money Market Funds (Cost $2,587,585)		$2,587,585

Total Investments at Value - 98.0% (Cost $20,603,300)		$25,338,899

Other Assets in Excess of Liabilities - 2.0%		508,073

Total Net Assets - 100.0%		$25,846,972

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2016.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
January 31, 2016 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,751,314	$-	$-	$22,751,314
Money Market Funds	2,587,585	-	-	2,587,585
Total	$25,338,899	$-	$-	$25,338,899

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2016, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2016:

Cost of portfolio investments	$21,085,698

Gross unrealized appreciation	$5,347,954
Gross unrealized depreciation	(1,094,753)

Net unrealized appreciation	$4,253,201

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2016, the Fund had 29.5% of the value of its net assets invested in stocks within the Information Technology sector.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2016 (Unaudited)

Common Stocks - 87.1%	Shares	Value
Consumer Discretionary - 18.3%
Automobiles - 0.8%
Tesla Motors, Inc. *	423	$80,878

Hotels, Restaurants & Leisure - 0.3%
Dave & Buster's Entertainment, Inc. *	750	27,202

Internet & Catalog Retail - 4.0%
Amazon.com, Inc. *	730	428,510

Media - 7.8%
Liberty Broadband Corp. - Series A *	1,011	48,124
Liberty Broadband Corp. - Series C *	1,059	49,773
Liberty Global plc - Class A *	2,900	99,789
Liberty Media Corp. - Series A *	5,784	211,810
Liberty Media Corp. - Series C *	5,073	180,548
Walt Disney Co. (The)	2,480	237,633
		827,677
Specialty Retail - 4.1%
Restoration Hardware Holdings, Inc. *	2,623	161,629
TJX Cos., Inc. (The) *	3,813	271,638
		433,267
Textiles, Apparel & Luxury Goods - 1.3%
lululemon athletica, inc. *	2,265	140,589

Consumer Staples - 4.4%
Food & Staples Retailing - 4.4%
Costco Wholesale Corp.	1,905	287,883
PriceSmart, Inc.	2,335	178,768
		466,651
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
EOG Resources, Inc.	3,292	233,798
Pioneer Natural Resources Co.	1,525	189,024
		422,822
Financials - 13.5%
Banks - 6.2%
Bank of America Corp.	24,235	342,683
Citigroup, Inc.	7,269	309,514
		652,197

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 87.1% (Continued)	Shares	Value
Financials - 13.5% (Continued)
Capital Markets - 1.2%
Goldman Sachs Group, Inc. (The)	765	$123,593

Diversified Financial Services - 3.3%
MasterCard, Inc. – Class A	3,920	348,998

Real Estate Investment Trusts (REITs) - 1.9%
Crown Castle International Corp.	2,305	198,691

Thrifts & Mortgage Finance - 0.9%
LendingTree, Inc. *	1,358	100,071

Health Care - 11.0%
Biotechnology - 2.3%
Amgen, Inc.	645	98,511
Vertex Pharmaceuticals, Inc. *	1,590	144,292
		242,803
Health Care Providers & Services - 4.8%
Humana, Inc.	3,107	505,788

Health Care Technology - 1.2%
athenahealth, Inc. *	916	129,889

Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	578	76,331

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	3,405	211,655

Industrials - 3.8%
Aerospace & Defense - 1.8%
Boeing Co. (The)	1,584	190,286

Industrial Conglomerates - 2.0%
General Electric Co.	7,392	215,107

Information Technology - 31.2%
Communications Equipment - 1.0%
Palo Alto Networks, Inc. *	733	109,576

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 87.1% (Continued)	Shares	Value
Information Technology - 31.2% (Continued)
Internet Software & Services - 12.7%
Alibaba Group Holdings Ltd. - ADR *	1,490	$99,874
Alphabet, Inc. - Class C *	675	501,491
CoStar Group, Inc. *	675	118,375
Facebook, Inc. - Class A *	4,585	514,483
Youku Tudou, Inc. - ADR *	4,225	115,047
		1,349,270
IT Services - 3.1%
PayPal Holdings, Inc. *	6,795	245,571
Visa, Inc. - Class A	1,024	76,278
		321,849
Semiconductors & Semiconductor Equipment - 4.5%
ARM Holdings plc - ADR	4,430	190,845
Mellanox Technologies Ltd. *	6,352	288,698
		479,543
Software - 6.5%
Manhattan Associates, Inc. *	1,660	95,699
Red Hat, Inc. *	940	65,847
salesforce.com, inc. *	5,990	407,679
Tableau Software, Inc. - Class A *	1,520	121,965
		691,190
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	3,676	357,822

Materials - 0.9%
Construction Materials - 0.9%
Vulcan Materials Co.	1,098	96,844

Total Common Stocks (Cost $7,373,422)		$9,229,099

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 11.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio- Class I, 0.18% (a)	628,627	$628,627
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (a)	628,627	628,627
Total Money Market Funds (Cost $1,257,254)		$1,257,254

Total Investments at Value - 99.0% (Cost $8,630,676)		$10,486,353

Other Assets in Excess of Liabilities - 1.0%		109,149

Total Net Assets - 100.0%		$10,595,502

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2016.
See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2016 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,229,099	$-	$-	$9,229,099
Money Market Funds	1,257,254	-	-	1,257,254
Total	$10,486,353	$-	$-	$10,486,353

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2016, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2016:

Cost of portfolio investments	$8,696,276

Gross unrealized appreciation	$2,226,261
Gross unrealized depreciation	(436,184)

Net unrealized appreciation	$1,790,077

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2016, the Fund had 31.2% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	March 21, 2016

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	March 21, 2016